PowerShares Zacks Micro Cap Portfolio (Prospectus Summary): | PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Micro Cap Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED OCTOBER 17, 2011 TO THE PROSPECTUS
DATED AUGUST 31, 2011 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Zacks Micro Cap Portfolio

The following replaces the table under "Average Annual Total Returns for the Periods Ended December 31, 2010" on page 17 of the prospectus for the PowerShares Zacks Micro Cap Portfolio:

Please Retain This Supplement For Future Reference.

P-PS-PRO-STK-5 10/17/11

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Zacks Micro Cap Portfolio	Return Before Taxes	23.03%	(3.88%)	(3.16%)	Aug. 18, 2005
After Taxes on Distributions PowerShares Zacks Micro Cap Portfolio	Return After Taxes on Distributions	22.72%	(4.14%)	(3.41%)	Aug. 18, 2005
After Taxes on Distributions and Sales PowerShares Zacks Micro Cap Portfolio	Return After Taxes on Distributions and Sale of Fund Shares	14.95%	(3.40%)	(2.80%)	Aug. 18, 2005
S&P 500 ® Index PowerShares Zacks Micro Cap Portfolio	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	2.70%	Aug. 18, 2005
Russell Microcap ® Index PowerShares Zacks Micro Cap Portfolio	Russell Microcap ® Index (reflects no deduction for fees, expenses or taxes)	28.89%	1.18%	1.43%	Aug. 18, 2005
Dow Jones Micro Cap Index PowerShares Zacks Micro Cap Portfolio	Dow Jones Micro Cap Index (reflects no deduction for fees, expenses or taxes)	26.43%	2.70%	3.13%	Aug. 18, 2005
Zacks Micro Cap Index TM PowerShares Zacks Micro Cap Portfolio	Zacks Micro Cap Index TM (reflects no deduction for fees, expenses or taxes)	22.71%	(4.39%)	(3.36%)	Aug. 18, 2005